              As filed with the Securities and Exchange Commission
                              on September 27, 2000

                           Registration No. 811-10009

                    ----------------------------------------

                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)
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     / X / REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
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                       SUMMIT FUNDS MANAGEMENT CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                               2 CROSFIELD AVENUE
                           WEST NYACK, NEW YORK 10994
                    (Address of Principal Executive Offices)

                                 (914) 727-2017
              (Registrant's Telephone Number, including Area Code)

                                PETER E. BENNORTH
                               2 CROSFIELD AVENUE
                           WEST NYACK, NEW YORK 10994
                     (Name and Address of Agent for Service)

                                   Copies to:
                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                             WASHINGTON, D.C. 20005

          Approximate Date of Proposed Public Offering: Not Applicable

EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, common stock in the Registrant is not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such stock will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any common stock of the Registrant.

Pursuant to General Instruction G3 of Form N-2, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A thereof, responses to all items of Part C except Items 24.2h, 24.2l, 24.2n and 24.2o required or which the Registrant may file as part of the registration statement.

PART A

ITEM 1.  OUTSIDE FRONT COVER

         Not Applicable.

ITEM 2.  COVER PAGES; OTHER OFFERING INFORMATION

         Not Applicable.

ITEM 3.  FEE TABLE AND SYNOPSIS

         3.1. Expense Information

         Shareholder Transaction Expenses
         --------------------------------
                  Sales Load (as a percentage of offering price)....................... None
                  Dividend Reinvestment and Cash Purchase Plan Fees.................... None

         Annual Expenses
         ---------------
                  Management Fees...................................................... None
                  Other expenses(1)..................................................0.0074%
                  Total Annual Expenses .............................................0.0074%

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

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         Example                            1 year           3 years            5 years            10 years
         --------------------------------------------------------------------------------------------------
                                            $0.37            $1.11             $1.85               $3.70
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(1) "Other expenses" are based on estimated amounts for the current fiscal year.

         The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in Summit Funds Management Corporation (the "Fund") will bear directly or indirectly.

         The example above should not be considered a representation of future expenses, which may be higher or lower.

         3.2.  Not Applicable.

         3.3.  Not Applicable.

ITEM 4.  FINANCIAL HIGHLIGHTS

         Not Applicable.

ITEM 5.  PLAN OF DISTRIBUTION

         Not Applicable.

ITEM 6.  SELLING SHAREHOLDERS

         Not Applicable.

ITEM 7.  USE OF PROCEEDS

         Not Applicable.

ITEM 8.  GENERAL DESCRIPTION OF THE REGISTRANT

         8.1. General

         The Fund was incorporated under the laws of the State of Maryland on June 26, 2000, and is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended.

         8.2. Investment Objectives and Policies

         The investment objective of the Fund may be changed without the vote of the holders of a majority of voting securities.

         The Fund's investment objective is to seek current income consistent with preservation of capital.

         The Fund intends to achieve its objective by investing in a portfolio of medium to high quality debt securities which the Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all of its assets in i) Mortgage-Backed Securities, (ii) Collateralized Mortgage Obligations ("CMOs"), (iii) Asset-Backed Securities, (iv) Intercompany Loans, (v) Corporate Debt Securities,
(vi) U.S. Government Agency Securities, and (vii) U.S. Treasury Securities. It is anticipated that substantially all of the Fund's assets will be contributed by Shareholders of the Fund in exchange for Shares of the Fund. The Manager will seek to balance the risk and return potential of the Fund's investments in a manner that attempts to maximize return while minimizing the risk of losses to the Fund through defaults on portfolio securities. An investment in the Fund may not be appropriate for all investors and there is no assurance that the Fund will achieve its investment objective. The Fund is designed primarily as a long-term investment and not as a trading vehicle.

         The discussion below describes in greater detail the principal categories of securities in which the Fund intends to invest.

         Asset-Backed Securities. Asset-Backed Securities are securities that directly or indirectly represent a participation in or are secured by and payable from a pool of assets representing the obligation of a number of different parties.

         The securitization techniques used to develop Mortgage-Backed Securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

         In general, the collateral supporting Asset-Backed Securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Furthermore, the effect of prepayments on securities that have shorter maturities such as Asset-Backed Securities is much smaller than the effect of prepayments on securities having longer maturities such as Mortgage-Backed Securities. As with Mortgage-Backed Securities, Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

         Asset-Backed Securities do not have the benefit of the same security interest in the related collateral as do Mortgage-Backed Securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws. many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a perfected security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Mortgage-Backed Securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates, private pass-through securities, commercial mortgage-backed securities and certain collateralized mortgage obligations. Mortgage-Backed Securities may have fixed or adjustable interest rates. There are currently three basic, types of Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as Ginnie Mae, Fannie Mae and Freddie Mac; (ii) those issued by non-governmental issuers that represent interests in, or are collateralized by, Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or Mortgage-backed Securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (ii) and
(iii) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks investment banks and special purpose subsidiaries of the foregoing.

         Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the United States Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         There are generally two types of classes of SMBS, one of which (the "IO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the interest an the underlying pool of mortgage loans or Mortgage-Backed Securities ("Mortgage-Assets") and the other of which (the "PO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, an investor may incur substantial losses, even if the IO class is rated AAA. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional Mortgage-Backed Security.

         CMOs. Collateralized Mortgage obligations ("CMOs") are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other Mortgage-Backed Securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO. CMOs may be issued by agencies or instrumentalities of the United States Government or by private organizations. The Fund may not invest in CMOs issued by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among the several classes of a series or a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         The Fund may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the London Interbank Offered Rate ("LIBOR"). Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased by the Fund to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates. The Fund would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate thereon will decrease as interest rates increase, and, like other Mortgage-Backed Securities, the value will decrease as interest rates increase.

         Intercompany Loans. Intercompany loans are loans made by one unit of a corporation to another unit of the same corporation or loans made between affiliated companies such as a loan from a wholly owned subsidiary corporation to its parent corporation. All lending by the Fund may not exceed 33 1/3% of the value of the Fund's total assets.

         Corporate Debt Securities. Corporate Debt Securities are fixed income securities of United States corporations, which securities, at the time of investment, are rated BBB or higher by S&P or, if unrated, determined by the Manager to be of comparable quality. Securities rated in the four highest categories as assigned by S&P (BBB or higher) are considered "investment grade;" however, securities rated "BBB" have speculative characteristics. S&P's description of securities rated "BBB" states that whereas such securities "normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

         The values of Corporate Debt Securities typically will fluctuate in response to general economic conditions, to changes in interest rates and, to a greater extent than the values of Mortgage-Backed Securities, to business conditions affecting the specific industries in which the issuers are engaged. Corporate Debt Securities will decrease in value as a result of increases in interest rates.

         U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities. Securities issued by the U.S. Government, such as United States Treasury bills, Treasury notes and Treasury bonds (collectively, "U.S. Treasury Securities"), which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit in the United States. U.S. Government Agency Securities, which are securities issued by agencies and instrumentalities of the U.S. Government such as Ginnie Mae, Fannie Mae, SBA and Freddie Mac, are supported by: (i) the full faith and credit of the United States, such as securities issued by Ginnie Mae and SBA; (ii) the right of the issuer to borrow from the United States Treasury, such as securities of the Federal Home Loan Banks; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

         U.S. Government Securities may include zero coupon securities that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding Shares of the Fund, or (2) 67% or more of the Shares present at the meeting in person or by proxy. The Fund:

                  1. May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that the Fund will concentrate in securities which represent interests in mortgages on real property.

                  2. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The following investment limitations of the Fund are non-fundamental policies. The Fund may not:

                  1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the borrower under a loan agreement and the lender selling a participation to the Fund together with any other persons interpositioned between such lender and the Fund with respect to a participation.

                  2. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under loan agreements would be deemed to constitute such control or participation.

                  3. Borrow money in an amount not exceeding one-third of the value of total assets.

                  4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above.

                  5. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that the Fund shall, under normal market conditions, invest more than 25% and up to 100% of its assets in securities which represent interests in mortgages on real property.

                  6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

                  7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  8. Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction 3 above.

         All percentage limitations on investments described in Registration Statement will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. The other investment policies described in this Registration Statement are also not fundamental and may be changed by approval of the Fund's Directors.


SELECTION OF INVESTMENTS

         Initially, substantially all of the Fund's assets will be contributed by Shareholders of the Fund in connection with this offering. Subsequently, the Manager will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income, and will select investments which the Manager believes do not involve undue risk to income or principal considered in relation to the particular investment policies of the Fund. At the time of making investments in the categories discussed above, the Manager will consider the quality of the securities in which the Fund may invest. All investments must be in securities that are medium to high quality. As a result, the Fund will not necessarily invest in the highest yielding investments permitted by its investment policies if the Manager determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. The Manager will be free to take full advantage of the entire range of maturities offered by fixed-income securities and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

         Investors should also note that new types of mortgage-related assets, and other securities in which the Fund may invest are developed and marketed from time to time and that, consistent with its investment limitations, the Fund expects to invest in those securities and instruments that the Manager believes may assist the Fund in achieving its investment objectives. These investments will be disclosed to shareholders in the Fund's annual and semi-annual reports.

         The Manager seeks to minimize the risks involved in investing in mortgage-related assets and other fixed-income securities through careful investment analysis. It should be noted, however, that the amount of information about the financial condition of an issuer of securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

PORTFOLIO TURNOVER AND SHORT TERM TRADING

         The Manager may buy and sell securities for the Fund to accomplish its investment objective. Although it is impossible to predict portfolio turnover rate, the Manager expects that the annual portfolio turnover rate of the Fund will be low and should not exceed 30%. Portfolio turnover generally involves some expense to the Fund, including transaction costs on the sale of securities and reinvestment in other securities, and may result in realization of ordinary income or capital gains.

         The Fund believes that in general the secondary market for some fixed-income securities is less liquid than that for other fixed-income securities. Also, there may be limited liquidity for certain fixed income securities that the Fund may purchase or hold. Accordingly, the ability of the Fund to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

      8.3. Risk Factors

      a. General

         No Operating History; Reliance on Management. The Fund is newly organized and does not have an investment track record. It is anticipated that initially all of the Fund's assets will be contributed by Shareholders of the Fund. Subsequently, the Fund will be wholly dependent for the selection, structuring, closing, and monitoring of its investments on the diligence and skill of its Manager, acting under the supervision of the Board. The Manager, Mr. Bennorth, will have responsibility for the selection of investments, the negotiation of the terms of such investments, and the monitoring of such investments after they are made. There can be no assurance that Mr. Bennorth will remain associated with the Fund or that, in the event he ceased to be associated with the Fund, the Fund would be able to find a qualified person or persons to fill his position. See Item 9 - Management.

         Limited Transferability of Shares. The Fund has been organized to make investments in illiquid debt securities. The Shares will not be registered under the federal or state securities laws and are subject to substantial restrictions on transfer. There will be no trading market for the Shares. Fund shares, subject to Board and shareholder approval, are expected to be subject to redemption from time to time as discussed in Item 10 - Capital Stock: Repurchase of Shares.

         The Shares will not be registered under the 1933 Act or under the securities laws of the various states (except as necessary to claim a limited offering exemption) on the grounds that their issuance and sale is exempt from such registration requirements as not involving a public offering pursuant to
Section 4(2) of the 1933 Act and applicable provisions of the securities laws of the various states.

         Because the Shares will be acquired by investors in transactions not involving a public offering, they will be "restricted securities" and may be required to be held indefinitely. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund or the transfer agent. The Fund may withhold consent to such an assumption at its absolute discretion.

         Illiquidity of Investments. From time to time, the Fund's investments in fixed-income securities may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Manager or Sethmark Capital Corporation, holds a major portion or all of an issue of such securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Manager believes it is advisable to do so. In addition, in order to enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may be required to take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. See Item 10.4 - Taxes.

         Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Because the Fund may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

         Tax Status. The Fund must meet a number of requirements, described under Item 10.4 - Taxation, to qualify as a RIC and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting the diversification requirement for any fiscal quarter, it might accelerate capital calls or borrowings in order to increase the portion of the Fund's total assets represented by cash, cash items, and U.S. government securities as of the close of the following fiscal quarter and thus attempt to meet the diversification requirement. However, the Fund would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from called equity capital or from accelerated borrowings) are likely to reduce the Fund's return to investors. Furthermore, there can be no assurance that the Fund would be able to meet the diversification requirements through such actions. Failure to qualify as a RIC would subject the Fund's distributed and undistributed income to federal income taxation, and in a year in which the Fund has taxable income or net realized gain, would have a significant adverse effect on the return to investors. See Item 10.4 - Taxes.

         Interest Rate Risk. Because the prices of the Fund's assets will fluctuate with changes in prevailing interest rates, the net asset value of the Fund's Shares can also fluctuate in relation to interest rate changes. When interest rates decline, the value of a portfolio invested substantially in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested substantially in fixed-income securities can be expected to decline. The values of securities rated in the lower rating categories generally fluctuate more than those of securities rated on the higher rating category.

         Prepayment Risk. The yield characteristics of mortgage-related assets differ from traditional debt securities. The major differences typically include more frequent interest and principal payments (usually monthly) and the possibility that prepayments of principal may be made at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the Fund purchases the securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayment rates are influenced by changes in current interest rates and a variety of other economic, geographic, social and other factors.

         Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates as prepayments on the loans or other collateral underlying the securities in which the Fund has invested result in prepayments of the Fund's securities. The yield on the securities in which such amounts are reinvested is likely to be lower than the yield on the securities that were prepaid or the yield that could be achieved if such amounts were reinvested during a time of rising interest rates. Mortgage-Related Assets may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

         Credit Risk. All investments purchased by the Fund will be medium to high quality. Credit risk is the possibility that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default. Although credit risk for the Fund should generally be low, there can be no assurance that the credit rating of an investment will remain unchanged over the period of the Fund's ownership of that investment.

      b. Effects of Leverage

      Not applicable.

      8.4. Other Policies

The Fund may also invest in the following types of securities:

         Money Market Mutual Funds. The Fund may invest in the securities of money market mutual funds to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies.

OTHER INVESTMENT PRACTICES

         The following discussion describes in greater detail some of the other investment management practices that the Fund may employ from time to time to earn income, facilitate portfolio management and mitigate risk.

         Derivative Instruments - Interest Rate Transactions. To preserve a return or spread on a particular investment or portion of its portfolio, or for other non-speculative purposes, the Fund may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund does not intend to use these transactions for speculative purposes. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

         The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party thereto is rated at least A by S&P or, if unrated, determined by the Manager to be of comparable quality. The Manager will monitor the creditworthiness of counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Manager his determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The aggregate purchase price of caps and floors held by the Fund may not exceed 5% of the Fund's total assets.

         Forward Commitments. The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring fixed-income securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Fund may realize short-term capital gains or losses upon the sale of forward commitments.

         Repurchase Agreements. The Fund may enter into repurchase agreements with respect to up to 25% of its total assets (taken at current value). A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Manager will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

         Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline more than or appreciate less than the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of the Fund's limitation on borrowing.

         Securities Lending. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.


DEFENSIVE STRATEGIES

         At times the Manager may judge that conditions in the markets for mortgage-related assets and other fixed-income securities make pursuing the Fund's basic investment strategy inconsistent with the best interests of its Shareholders. At such times the Manager may use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest substantially all of its assets in high-quality fixed-income obligations such as U.S. Treasury Securities; commercial paper; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Manager considers consistent with such strategy including the use of interest rate derivative transactions. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

      8.5. Share Price Data

      Not Applicable.

      8.6. Business Development Companies

      Not Applicable.

ITEM 9. MANAGEMENT

      9.1. General

      (a) BOARD OF DIRECTORS. The Directors set broad policies for the Fund and choose its officers. The Fund has five (5) Directors. Under the Bylaws, which the Directors may amend, and except for the initial Board of Directors, the Board of Directors shall consist of not fewer than three (3) nor more than nine
(9) Directors, as specified by a resolution of a majority of the entire Board of Directors. No more than 60% of the Directors are "interested persons" of the Fund, as defined in the 1940 Act.

         (b) INVESTMENT MANAGER. The address of the Investment Manager, Peter E. Bennorth, is 2 Crosfield Avenue, West Nyack, New York 10994. Mr. Bennorth is an employee of the Fund and of

Sethmark Capital Corporation, a wholly owned indirect subsidiary of Summit Bancorp. Mr. Bennorth has been the Assistant Vice President of Sethmark Capital Corporation since 1999. Mr. Bennorth has been with Summit Bank since 1984 during which time he has served as Portfolio Advisory Group Specialist and managed various other responsibilities in Bank Investment Operations. In total, Mr. Bennorth has over 13 years of experience managing fixed income securities.

         Mr. Bennorth received a B.A. degree in economics and politics from Washington and Lee University.

         There is no management contract between the Fund and the Manager. Subject to such policies as the Directors may determine, the Manager furnishes continuously an investment program for the Fund, makes investment decisions on behalf of the Fund, including determination of the Fund's net asset value, but excluding transfer agency services, and places all orders for the purchase and sale of the Fund's portfolio securities.

         The Fund will not pay the Manager any compensation for the services rendered, facilities furnished, and expenses borne by the Manager.

         As an employee of the Fund, the Manager shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of the Manager's willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

         The Manager may be terminated without penalty by vote of the Directors or the Shareholders of the Fund, or by Summit Bancorp. The continuance of the Manager will be considered at least annually by vote of either the Directors or the Shareholders, and, in either case, by a majority of the Directors who are not "interested persons" of Summit Bank or the Fund.

         (c) PORTFOLIO MANAGER. The Fund's portfolio manager will be Peter E. Bennorth. See Item 9.1 (b) above.

         (d) ADMINISTRATOR. Not Applicable.

         (e) CUSTODIAN. Bank of New York (the "Bank"), located at 1 Wall Street, New York, New York 10281, will serve as the Fund's custodian. Summit Service Corp, located at 55 Challenger Road, Ridgefield Park, New Jersey 07660, will serve as the Fund's transfer agent and dividend disbursing agent.

         The Bank will serve as custodian for the Fund's portfolio of all securities and cash, and in such capacity, maintains certain financial and accounting books and records pursuant to agreements with the Fund.

         (f) EXPENSES

         The Fund's service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Directors who are not partners, officers, directors, shareholders or employees of Summit Bancorp or any of its subsidiaries other than the Fund, Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Fund, inside auditing and legal fees and expenses, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, costs and expenses of Shareholders' and Directors' reports and meetings and any extraordinary expenses.

         (g) AFFILIATED BROKERAGES

         None.

         9.2. Non-resident Managers

         Not Applicable.

         9.3. Control Persons

         As of September 25, 2000, SFMG Holdings, Inc. owned 100% of the outstanding Shares of the Fund.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

         10.1. Capital Stock

         The Fund is authorized to issue 60,000,000 shares of Common Stock, $0.001 par value, all of which are initially classified as Common Stock. The Fund's Shares have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting rights. Shareholders are entitled to one vote per Share. All voting rights for the election of Directors are non-cumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Fund's Shares will not be able to elect any Directors. The Fund's Shares outstanding are and those offered hereby, when issued, will be fully paid and non-assessable. The rights of the Fund's shares with respect to dividends and distributions are described in this Item 10.1 under Dividends and Distributions. Each Share is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termination.

         A private offering of the Shares has been approved by the Board of Directors of the Fund. The Fund may from time to time sell additional Shares. Any additional offering will be subject to the requirements of the 1940 Act that Shares may not be sold at a price below the then current net asset value, exclusive of sales loads and commissions, except in connection with an offering to existing shareholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

REPURCHASE OF SHARES

         Since the Fund is a closed-end investment company, Shareholders of the Fund do not, and will not, have the right to redeem their Shares. It is not expected that any trading market in Shares of the Fund will ever emerge.

         Although the Fund has no present intention to do so, the Fund may, from time to time, consider repurchasing its Shares or to tender for its Shares at their net asset value. The Fund currently has no established tender offer or share repurchase program, and no established schedule for considering the adoption of such programs. No assurance can be given that the Fund will, in fact, decide to undertake any tender offers or share repurchases in the future.

         Subject to the Fund's investment restrictions with respect to borrowings and subject to the Fund's compliance with the 1940 Act, the Fund may incur debt to finance repurchases and/or tenders. See Item 8.2 - Investment Objectives and Policies: Investment Restrictions. Interest on any such borrowings will reduce the Fund's net investment income.

         Although share repurchases and tenders could have a favorable effect for the owners of the Fund's Shares, it should be recognized that the acquisition of Shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to make annual distributions to Shareholders from net investment income. Net investment income of the Fund consists of all interest and other income (excluding capital gains and losses) accrued on portfolio assets less all expenses of the Fund allocable thereto. Expenses of the Fund are accrued each day. It is currently anticipated that amounts which economically represent net realized long-term capital gains, if any, will be distributed to Shareholders at least annually.

         To permit the Fund to maintain a more stable annual distribution, the Fund may from time to time pay out less than the entire amount of available net investment income and net realized short-term capital gains to Shareholders earned in any particular period. Any such amount retained by the Fund would be available to stabilize future distributions. As a result, the distributions made by the Fund for any particular period may be more or less than the amount of net investment income and net realized short-term capital gains actually earned by the Fund during such period. For information concerning the tax treatment of such dividends and distributions to Shareholders, see Item 10.4 - Taxes. The Fund intends, however, to make such distributions as are necessary for it to qualify as a regulated investment company that is not subject to federal tax.

         10.2. Long-Term Debt

         None.

         10.3. General

         None.

         10.4. Taxes

         The following discussion is based on advice of KPMG LLP, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations and IRS published rulings, as of the date of this Registration Statement. The information contained herein is general in nature and based on authorities that are subject to change. Applicability to specific situations is to be determined through consultation with your tax advisor. All information provided is of a general nature and is not intended to address the circumstances of any particular individual or entity. Although KPMG LLP endeavors to provide accurate and timely information, there can be no guarantee that such information is accurate as of the date it is received or that it will continue to be accurate in the future. No one should act upon such information without appropriate professional advice after a thorough examination of the particular situation.

         The following is a general summary of certain of the United States federal income tax laws relating to the Fund. This discussion is based on the Internal Revenue Code, regulations thereunder, published rulings, procedures and announcements and court decisions as of the date hereof. The tax law, as well as the implementation thereof, is subject to change, and any such change might interfere with the Fund's ability to qualify as a RIC or, if the Fund so qualifies, to maintain such qualification. This discussion does not purport to deal with all of the United States federal income tax consequences applicable to the Fund or to all categories of investors, some of whom may be subject to special rules. In addition, it does not address state, local, foreign or other taxes to which the Fund or its investors may be subject, or any proposed changes in applicable tax laws. Investors should consult their tax advisers with respect to an investment in Fund Shares, including in particular with respect to the new regulations concerning disclosure of arrangements a significant effect of which is to reduce corporate federal income tax liability.

TAXATION OF THE FUND AS AN ORDINARY CORPORATION.

         It is anticipated that the Fund will seek to meet the requirements to qualify for the special pass-through status available to RICs under the Internal Revenue Code, and thus to be relieved of federal income tax on that part of its net investment income and realized capital gains that it distributes to shareholders. If the Fund's status as a RIC is not respected, it should be taxed as an ordinary corporation on its taxable income for that year and, assuming certain ownership requirements are met, should be included in the Federal consolidated return of its corporate shareholder. There is no assurance that the Fund will meet the requirements to qualify as a RIC, or that the shareholders will be entitled to the benefits of ownership of shares of a RIC.

TAXATION OF THE FUND AS A RIC

         RIC Qualification Requirements. To qualify as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. It should be noted that a distribution of warrants or equity investments by the Fund will be treated as a sale by the Fund of such assets with the excess of the fair market value of those assets over their tax basis being the amount of the income or gain to the Fund. Among the requirements are the following: (a) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in securities; (b) the Fund must diversify its assets so that, at the close of each quarter of the Fund's taxable year, (i) not more than 25% of the market value of its total assets is invested in the securities of a single issuer, or in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, and (ii) at least 50% of the market value of its total assets is represented by cash, cash items, government securities, securities of other RICs and other securities (with each investment in such other securities limited so that not more than 5% of the market value of the Fund's total assets is invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer); and (c) the Fund must file an election to be treated as a RIC. If, after initially qualifying as a RIC, the Fund fails to qualify for treatment as a RIC for a taxable year, it would be taxed as an ordinary corporation on its taxable income for that year and, assuming certain ownership requirements are met, it should be included in the Federal consolidated return of its corporate shareholder. In such a case, there could be substantial tax and other costs associated with re-qualifying as a RIC. However, under the final version of the applicable regulations expected to be adopted, the foregoing should not apply upon requalification so long as the Fund had qualified as a RIC for at least one taxable year period prior to such disqualification, and had remained disqualified for only one taxable year.

         The Fund will be subject to a non-deductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus certain other amounts. For these purposes, any taxable income retained by the Fund, and on which it pays federal income tax, will be treated as having been distributed.

         The Fund currently intends to distribute in each year for which it qualifies as a RIC substantially all of its net investment income and capital gain net income so as to not be subject to federal income or excise taxes.

TAXATION OF THE FUND'S SHAREHOLDERS IF THE FUND QUALIFIES AS A RIC

         General. Dividends paid to shareholders that are attributable to the Fund's net investment income will be taxable to shareholders as ordinary income. Capital gain distributions are taxable as long-term capital gains regardless of how long the shareholder has held the shares.

         Distributions are generally taxable to shareholders at the time the distribution is received. Any distribution, however, declared by the Fund in October, November or December, made payable to shareholders of record in such a month and paid the following January, is deemed paid by the Fund and received by shareholders on December 31 of the year declared. This will prevent the application of the excise tax, discussed above, to the Fund as a result of the delay in the payment of the dividends.

         If, for any calendar year, the Fund's total distributions exceed its net investment income and net capital gains, the excess will generally be considered a tax-free return of capital to a shareholder to the extent of the shareholder's adjusted tax basis in its shares and then as capital gain. The amount treated as tax-free return of capital will reduce the adjusted tax basis of a shareholder's shares, thereby increasing the potential gain or reducing the potential loss on the sale of the shares.

         In general, upon the sale or other disposition of shares of the Fund by a shareholder, the shareholder will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted tax basis in the shares. Any loss realized will be disallowed to the extent the seller has acquired (or entered into a contract to acquire) substantially identical shares within a period beginning 30 days before the disposition of shares and ending 30 days after the disposition. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Gain or loss realized upon sale of shares or Interest generally will be treated as a capital gain or loss. The gain or loss will be a long-term capital gain or loss if the shares were held for more than one year. In addition, if the shares sold by a shareholder were not held for more than six months, any loss on the sale will be treated as long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

         The Fund is required to withhold 31% of reportable payments (which may include dividends and capital gain distributions) to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding. The certification of a shareholder's taxpayer identification number will be provided to the Fund.

         Federal withholding taxes at a rate of 30% (or a lesser treaty rate) may apply to distributions to shareholders of the Fund who are nonresident aliens or foreign limited liability companies, trust or corporations. The rules governing United States federal income taxation of foreign shareholders and members of a partnership are complex, and prospective non-U.S. owners should consult with their own tax advisors to determine the impact of federal, state and local income tax laws with regard to an investment in shares, including any reporting requirements.

         Individuals and certain other persons who are shareholders will be required to include in their gross income an amount of certain Fund expenses relating to the production of gross income that are allocable to the Fund. These shareholders, therefore, will be deemed to receive gross income from the Fund in excess of the distributions they actually receive. Such allocated expenses may be deductible by an individual shareholder as a miscellaneous itemized deduction, subject to the limitation on miscellaneous itemized deductions not exceeding 2% of adjusted gross income.

         The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid or deemed paid during the year.

         In certain circumstances the IRS may disallow the federal income tax benefits provided by a particular arrangement when the arrangement significantly reduces or postpones corporate tax liability, or when tax avoidance is a significant purpose of the arrangement. Shareholders should consult their tax advisers about the availability of the benefits anticipated through investment in the Fund, and possible disclosure obligations relating to that investment.

         10.5. Outstanding Securities

                                                     Amount Held by             Amount Outstanding Exclusive
                           Amount                    Registrant or for its      of Amount Shown Under
Title of Class             Authorized                Account                    Previous Column

--------------             ----------                ---------------------      -------------------------

Common Stock               60,000,000                None                       43,508,892

         10.6. Securities Ratings

         None.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES

         11.1. None.

         11.2. None.

ITEM 12. LEGAL PROCEEDINGS.

         None.

PART B

ITEM 16. GENERAL INFORMATION AND HISTORY

         Not Applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES

         See Item 8.2 Investment Objective and Policies.

ITEM 18. MANAGEMENT

         18.1 through 18.3. Management Information

                             DIRECTORS AND OFFICERS

         The Directors of the Fund are responsible for the general oversight of the Fund's business. The initial Directors and executive officers of the Fund and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Directors is 2 Crosfield Avenue, West Nyack, New York 10994, unless otherwise indicated.


                                                               Present principal occupation and principal
Name                             Position with Fund            occupation during the past five years
----                             ------------------            -------------------------------------
*Barry Duerk                     Director and President        From 1995 to present, employee of Summit Bank
Age:  54

Arthur Berman                    Director                      Retired. From 1972 to 1994, President of Bertek, Inc.
Age:  72

James B. Grecco                  Director                      From 1986 to present, President, Grecco Auto Body
Age:  67                                                       Inc. From 1970 to present, President, Grecco Auto
                                                               Imports, Inc. From, 1979 to present, President,
                                                               Joyce Motor Corp. From 1964 to present, President,
                                                               Grecco Auto Leasing Inc., and President, Grecco
                                                               Lincoln Mercury Inc.

Ray Konrad                       Director                      From 1961 to present, Chairman  and Chief Executive
Age:  63                                                       Officer of American Compressed Gases, Inc.

*Richard Mansfield               Director                      From 1992 to present, Senior Vice President of Summit
Age:  50                                                       Bank, Manager of Institutional Services, Product
                                                               Manager of Proprietary Mutual Funds - The Pillar
                                                               Funds; President and CEO of Summit Bank subsidiary
                                                               broker/dealer -- Summit Financial Services Group

Bernard Mantoni                  Vice President                From 1999 to present, Vice President/Tax Department
Age:  37                                                       Supervisor of Summit Bancorp; from 1995-1999,
                                                               Assistant Vice President - Corporate Tax Department
                                                               of First Union (Formerly known as CoreStates)

Peter Bennorth                   Vice President and,           From 1999 to present, Assistant Vice President,
Age:  35                         Assistant Secretary           Sethmark Capital Corporation; from 1984 to 1999, an
                                                               employee of Summit Bank

Maureen Henning                  Secretary                     From 1992 to present, Vice President/Manager of
Age:  46                                                       Summit Bancorp.

David Hultz                      Assistant Vice President      From March 2000 to present, Senior Financial Analyst
Age:  30                                                       and Supervisor, Summit Bank.  From January 1998 to
                                                               March 2000, Financial Accountant, France Compressor
                                                               Products.  From November 1995 to January 1998,
                                                               Accounting Supervisor, France Compressor Products.
                                                               From January 1994 to November 1995, Internal Auditer,
                                                               Coltec Industries.

Joseph M. Coulter                Treasurer                     From March 1998 to present, Vice President and
Age: 43                                                        Manager - Accounting Operations and Analysis, Summit
                                                               Bank.  From 1982 to March 1998, Senior Vice President
                                                               and Controller, Collective Bancorp.

Barbara Whelan                   Assistant Treasurer           From 1979 to present, employee of Summit Bank.
Age: 42


Greg Prol                        Assistant Treasurer           From 1993 to present, employee of Summit Bank.
Age: 30

Beth Berkenfeld                  Assistant Treasurer           From 1996 to present, employee of Summit Bank.
Age: 40

Diana Greene                     Assistant Treasurer           From 1993 to present, employee of Summit Bank.
Age: 43

Ula Richardson                   Assistant Treasurer           From 1989 to present, employee of Summit Bank.
Age: 39

----------------------------

         * Directors who are "interested persons" (as defined in the 1940 Act) of the Fund or Summit Bancorp.

         Except as stated below, the principal occupations of the officers and Directors for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         Arthur Berman, James B. Grecco, and Ray Konrad are independent directors of The Pillar Funds, a mutual fund advised by Summit Bank. Each Director of the Fund that is not an interested person will receive an annual retainer of $12,000. It is anticipated that there will be at least four meetings each year.

         The Articles of Incorporation of the Fund provides that the Fund will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is determined in the manner specified in the Articles of Incorporation that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Directors and officers.



         18.4 Compensation Information

COMPENSATION TABLE(1)

                                                  Pension or
                                                  Retirement
                                                  Benefits               Estimated              Total
                              Aggregate           Accrued                Annual                 Compensation
                              Compensation        As Part of             Benefits Upon          From the Fund
NAME, POSITION                From Fund           Fund Expenses          Retirement             Paid to Directors
--------------                ---------           -------------          ----------             -----------------

Barry Duerk                   None                None                   None                   None
Director

Arthur Berman                 $12,000             None                   None                   $12,000
Director

James B. Grecco               $12,000             None                   None                   $12,000
Director

Ray Konrad                    $12,000             None                   None                   $12,000
Director

Richard Mansfield             None                None                   None                   None
Director

(1) Figures are for the Fund's fiscal year ending December, 31, 2000.

         18.5 Code of Ethics

         The Fund has adopted a Code of Ethics ("Code") under Rule 17j-1 of the Investment Company Act, and this Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund.

         This Code can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. This Code is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this Code may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         19.1. As of September 25, 2000, SFMG Holdings, Inc., a Delaware corporation whose principal office is located at 210 Main Street, Hackensack, New Jersey 07601, owns 100% of the voting shares of the Registrant. SFMG Holdings, Inc. is a wholly-owned indirect subsidiary of Summit Bancorp, a registered bank holding company with approximately $39.0 billion in assets and about 500 banking offices, predominantly in New Jersey, eastern Pennsylvania and southern Connecticut, as of June 30, 2000.

         19.2. See 19.1 above.

         19.3. None.

         ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES

         1-6. See Item 9 - Management.

         7. The Fund will provide audited annual financial statements to its Shareholders. For the Fund's first fiscal year, the independent auditors engaged to audit the Fund's financial statements are KPMG LLP, 150 John F. Kennedy Parkway, Short Hills, New Jersey 07078; thereafter the selection of independent auditors by the Fund's directors will be ratified annually by Shareholders at the Fund's annual meeting.

         8. See Item 9 - Management.

         ITEM 21. BROKERAGE ALLOCATION AND OTHER PRACTICES

         INVESTMENT DECISIONS

         Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold by the Manager even though it could have been bought or sold for Sethmark Capital Corporation at the same time.

Likewise, a particular security may be bought by the Manager when Sethmark Capital Corporation is selling the security. There may be circumstances when purchases or sales of portfolio securities by the Manager for Summit Bank will have an adverse effect on the Fund.

         BROKERAGE AND RESEARCH SERVICES

         Mortgage-related assets and other fixed-income securities will generally be acquired by the Fund from the issuer thereof in privately-negotiated transactions not involving payment of brokerage commissions. The Fund may occasionally pay a commission or other fee to an unaffiliated third party for brokerage or referral services. Some fixed-income securities may be purchased through dealers on a "net" basis without a stated commission.

         ITEM 22. TAX STATUS

         See Item 10.4 - Taxes.

         ITEM 23. FINANCIAL STATEMENTS




                       SUMMIT FUNDS MANAGEMENT CORPORATION

                              Financial Statements

       As of July 1, 2000 and for the period June 30, 2000 to July 1, 2000







                          INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Investor
Summit Funds Management Corporation


We have audited the accompanying statement of assets and liabilities of Summit Funds Management Corporation as of July 1, 2000, and the related statements of operations and changes in net assets for the period from June 30, 2000 to July 1, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Summit Funds Management Corporation as of July 1, 2000, the results of its operations and the changes in its net assets for the period from June 30, 2000 to July 1, 2000, in conformity with accounting principles generally accepted in the United States of America.




Short Hills, New Jersey
September 25, 2000


                      SUMMIT FUNDS MANAGEMENT CORPORATION

                       Statement of Assets and Liabilities

                                  July 1, 2000


                                                  ASSETS

       Subscription receivable                                                  $       1,000
                                                                                  ------------------------

              Total Assets                                                      $       1,000
                                                                                  ------------------------

       Net assets applicable to investor's interest                             $       1,000
                                                                                  ========================

       Shares subscribed ($0.001 per share)                                     $          10
                                                                                  ========================

       Net asset value per share                                                $         100
                                                                                  ========================


       See accompanying notes to financial statements.

                       SUMMIT FUNDS MANAGEMENT CORPORATION

                             Statement of Operations

                          June 30, 2000 to July 1, 2000


Expenses:

          Organizational costs                                           $         51,100
                                                                           -------------------------

          Total expenses                                                           51,100

  Organizational costs paid by Summit Bank                               $        (51,100)
                                                                           -------------------------

  Net increase in net assets resulting from operations                   $           ----
                                                                           =========================


See accompanying notes to financial statements.

                       SUMMIT FUNDS MANAGEMENT CORPORATION

                       Statement of Changes in Net Assets

                          June 30, 2000 to July 1, 2000


         Net assets - June 30, 2000                                             $         ----

         Net increase (decrease) from operations                                          ----

         Fund shares sold (10 shares)                                           $        1,000
                                                                                 -------------------------

                 Net assets - July 1, 2000                                      $        1,000
                                                                                 =========================


See accompanying notes to financial statements.

(1)   ORGANIZATION

      Summit Funds Management Corporation (the "Fund") was organized as a Maryland corporation on June 26, 2000. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940 (the "Act") and is authorized to issue 60,000,000 shares of common stock, par value $0.001.

      On September 11, 2000, the Fund received a letter from the staff of the United States Securities and Exchange Commission (the "SEC") regarding the Fund's eligibility to continue as a registered investment company under the Act. In the event the Fund is not permitted to continue to be registered, the Fund could still operate as an unregistered investment company, however the tax status would be different.

      The Fund's primary objective is to invest in a portfolio of medium to high quality debt securities which the Investment Manager believes does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all of its assets in (i) Mortgage Backed Securities, (ii) Collateralized Mortgage Obligations ("CMOs"),
      (iii) Asset-Backed Securities, (iv) Intercompany Loans, (v) Corporate Debt Securities, (vi) U.S. Government Agency Securities, and (vii) U.S. Treasury Securities.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      (a)   INCOME TAXES

            The Fund's policy is to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income taxes.


      (b)   USE OF ESTIMATES

            Estimates and assumptions are required to be made regarding assets and liabilities when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

(3)   RELATED PARTY TRANSACTIONS

      (a)   INVESTMENT MANAGER

            The Investment Manager of the Fund is an employee of both the Fund and Sethmark Capital Corporation (a wholly owned subsidiary of Summit Bancorp). The Investment Manager determines and administers an investment program for the Fund, makes investment decisions on behalf of the Fund, including the determination of the Fund's net asset value, but excluding transfer agency services, and places all orders for the purchase and sale of the Fund's portfolio securities. There is no management contract between the Fund and the Investment Manager and the Investment Manager is not compensated by the Fund.

      (b)   CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

            Summit Service Corp. (a wholly owned subsidiary of Summit Bancorp) serves as transfer agent and dividend disbursing agent. As transfer agent and dividend disbursing agent, Summit Service Corp. is entitled to receive a fee from the Fund in the amount of $10,000 per month plus reasonable out of pocket expenses incurred in the performance of its services.

            Bank of New York serves as the Fund's custodian. As compensation for its custody services the Bank of New York is entitled to receive a fee at an annual rate of three quarters of one basis point of the net assets of the Fund up to $500 million, and one half of one basis point of the net assets of the Fund in excess of $500 million.

      (c)   ORGANIZATIONAL COSTS

            Summit Bank (a wholly owned subsidiary of Summit Bancorp) paid all organizational costs of the Fund.

PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (1) Financial Statements

          (a) Included in Part A
              None.

          (b) Included in Part B Statement of Assets and Liabilities as of July 1, 2000

      (2) (a) Articles of Incorporation of Summit Funds Management Corporation dated June 26, 2000 are filed herewith.

          (b) Bylaws of Summit Funds Management Corporation dated as of June 26, 2000 are filed herewith.

          (c) None.

          (d) The following portions of the Fund's Articles and Bylaws filed as exhibits 2(a) and 2(b) hereto, define the rights of shareholders:

SIXTH: Shares of Stock:

      B. Stockholders shall not have preemptive or preferential rights to acquire any shares of the capital stock of the Corporation, and any or all of such shares, whenever authorized, may be issued, or may be reissued and transferred if such shares have been reacquired and have treasury status, to any person, firm, corporation, trust, partnership, association or other entity for such lawful consideration and on such terms as the Board of Directors determines in its discretion without first offering the shares to any such holder.

      D. The Board of Directors of the Corporation may, by adoption of a resolution or Bylaw, impose restrictions upon the transferability by shareholders of shares of the Corporation's capital stock.

      E. No shares of the Corporation's capital stock shall have any conversion or exchange rights or privileges or have cumulative voting rights.

      F. Except as otherwise required under the 1940 Act, voting power for the election of directors and for all other purposes shall be vested exclusively in the holders of the Common Stock. Each holder of a full or fractional share of Common Stock shall be entitled, in the case of full shares, to one vote for each such share and, in the case of fractional shares, to a fraction of one vote corresponding to the fractional amount of each such fractional share, in each case based upon the number of shares registered in such holder's name on the books of the Corporation.

      G. In the event of the liquidation or dissolution of the Corporation, the holders of the Common Stock shall be entitled to receive all the net assets of the Corporation. The assets so distributed to the stockholders shall be distributed among such stockholders, in cash or in kind at the option of the directors, in proportion to the number of full and fractional shares of Common Stock held by them and recorded on the books of the Corporation.

      H. Each holder of shares of capital stock shall, upon demand, disclose to the Corporation such information with respect to direct or indirect holdings of such shares as the directors or any officer or agent of the Corporation designated by the directors deem necessary to comply with provisions of the Internal Revenue Code of 1986 applicable to the Corporation, to comply with requirements of any other appropriate taxing authority, or to comply with the provisions of the 1940 Act or of the Employee Retirement Income Security Act of 1974, as any of said laws may be amended from time to time.

EIGHTH: Management of the Affairs of the Corporation.

      C. The Board of Directors shall have the power to determine whether and to what extent, and at what times and places, and under what conditions and regulations, the accounts and books of the Corporation (other than the stock ledger) shall be open to inspection by stockholders. No stockholder shall have any right to inspect any account, book, or document of the Corporation except to the extent permitted by statute or the Bylaws.

NINTH: Stockholder Liability. The stockholders shall not be liable to any extent for the payment of any debt of the Corporation.

TENTH: Majority of Votes. Except as otherwise provided in these Articles, under the 1940 Act, or under any provision of Maryland law requiring approval by a greater proportion than a majority of the votes entitled to be cast in order to take or authorize any action, any action may be taken or authorized by the Corporation upon the affirmative vote of a majority of the votes entitled to be cast thereon.

THIRTEENTH: Right of Amendment. Any provision of these Articles may be amended, altered, or repealed upon the affirmative vote of a two-thirds of all the votes entitled to be cast on the matter.

                                     BYLAWS

                                   ARTICLE II

                                  SHAREHOLDERS

Section 1. Annual Meetings. It will not be the policy of the corporation to have an annual meeting unless required by the holders of 10% of outstanding voting securities or scheduled by the Board of Directors. If required, the annual meeting of shareholders shall be held during the month of March, at which they shall elect a Board of Directors and transact such other business as may be required by law or these bylaws or as may properly come before the meeting.

Section 2. Special Meetings. Special meetings of shareholders may be called at any time by the Chairman of the Board, or President, or by a majority of the Board of Directors, and shall be held at such time and place as may be stated in the notice of the meeting.

      Special meetings of the shareholders may be called by the Secretary upon the written request of the holders of shares entitled to vote not less than twenty-five percent of all the votes entitled to be cast at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting shall be called upon the request of shareholders to consider any matter which is substantially the same as a matter voted upon at any special meeting of the shareholders held during the preceding twelve months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

Section 3. Notice of Meetings. The Secretary shall cause notice of the place, date, and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be mailed, postage prepaid, not less than ten nor more than ninety days before the date of the meeting, to each shareholder entitled to vote at such meeting at his or her address as it appears on the records of the Corporation at the time of such mailing. Notice shall be deemed to be given when deposited in the United States mail addressed to the shareholders as aforesaid. Notice of any shareholders' meeting need not be given to any shareholder who shall sign a written waiver of such notice whether before or after the time of such meeting, or to any shareholder who is present at such meeting in person or by proxy. Notice of adjournment of a shareholders' meeting to another time or place need not be given if such time and place are announced at the meeting. Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the shareholders shall not invalidate any action otherwise properly taken by or at any such meeting.

Section 4. Quorum and Adjournment of Meetings. The presence at any shareholders' meeting, in person, by telephone conference, or by proxy, of shareholders entitled to cast a majority of the votes shall be necessary and sufficient to constitute a quorum for the transaction of business. In the absence of a quorum, the holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, or, if no shareholder entitled to vote is present in person or by proxy, any officer present entitled to preside or act as secretary of such meeting may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

Section 5. Voting. Except as otherwise provided in the Articles of Incorporation or by applicable law, at each shareholders' meeting each shareholder shall be entitled to one vote for each share of stock of the Corporation validly issued and outstanding and registered in his or her name on the books of the Corporation on the record date fixed in accordance with Section 5 of Article VI hereof, either in person or by proxy appointed by instrument in writing subscribed by such shareholder or his or her duly authorized attorney, except that no shares held by the Corporation shall be entitled to a vote.

      Except as otherwise provided in the Articles of Incorporation, these Bylaws, as required by provisions of the Investment Company Act of 1940, as amended ("1940 Act") or as required under Maryland law, all matters shall be decided by a vote of the majority of the votes validly cast. The vote upon any question shall be by ballot whenever requested by any person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved at the meeting.

      At any meeting at which there is an election of Directors, the Chairman of the meeting may, and upon the request of the holders of ten percent of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed as an inspector.

Section 6. Validity of Proxies. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the shareholder or by his or her duly authorized attorney. Unless a proxy provides otherwise, it shall not be valid more than eleven months after its date. All proxies shall be delivered to the Secretary of the Corporation or to the person acting as Secretary of the meeting before being voted, who shall decide all questions concerning qualification of voters, the validity of proxies, and the acceptance or rejection of votes. If inspectors of election have been appointed by the Chairman of the meeting, such inspectors shall decide all such questions. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise.

Section 7. Stock Ledger and List of Shareholders. It shall be the duty of the Secretary or Assistant Secretary of the Corporation to cause an original or duplicate stock ledger to be maintained at the office of the Corporation's transfer agent. Such stock ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection.

      Any one or more persons, each of whom has been a shareholder of record of the Corporation for more than six months next preceding such request, who owns in the aggregate five percent or more of the outstanding capital stock of the Corporation, may submit (unless the Corporation at the time of the request maintains a duplicate stock ledger at its principal office in New York) a written request to any officer of the Corporation or its resident agent in New York for a list of the shareholders of the Corporation. Within twenty days after such a request, there shall be prepared and filed at the Corporation's principal office in New York a list containing the names and addresses of all shareholders of the Corporation and the number of shares of each class held by each shareholder, certified as correct by an officer of the Corporation, by its stock transfer agent, or by its registrar.

Section 8. Action Without Meeting. Any action required or permitted to be taken by shareholders at a meeting of shareholders may be taken without a meeting if
(1) all shareholders entitled to vote on the matter sign a written consent to the action, (2) all shareholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent, and (3) the consents and waivers are filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote at the meeting.

                                   ARTICLE III

                               BOARD OF DIRECTORS

Section 3. Election. Unless otherwise required by the 1940 Act, at each annual meeting of shareholders, Directors shall be elected by vote of the holders of a majority of the shares present in person or by proxy and entitled to vote thereon. A plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a Director.

Section 4. Vacancies and Newly Created Directorships. If any vacancies shall occur in the Board of Directors by reason of death, resignation, removal, or otherwise, or if the authorized number of Directors shall be increased, the Directors then in office shall continue to act, and such vacancies (if not previously filled by the shareholders) may be filled by a majority of the Directors then in office, although less than a quorum, except that a newly created Directorship may be filled only by a majority vote of the entire Board of Directors; provided, however, that if, at any time that there are shareholders of the Corporation, immediately after filling such vacancy at least two-thirds (2/3) of the Directors then holding office shall have been elected to such office by the shareholders of the Corporation. In the event that at any time, other than the time preceding the first annual shareholders' meeting, less than a majority of the Directors of the Corporation holding office at that time were elected by the shareholders, a meeting of the shareholders shall be held promptly, and in any event within sixty days, for the purpose of electing Directors to fill any existing vacancies in the Board of Directors, unless the Securities and Exchange Commission shall by order extend such period.

Section 5. Removal. At any shareholders' meeting duly called, provided a quorum is present, the shareholders may remove any director from office (either with or without cause) and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed director or Directors. A majority of all the votes entitled to be cast for the election of Directors is sufficient to remove a Director.

                                   ARTICLE VI

                                  CAPITAL STOCK

Section 1. Certificates of Stock. The interest of each shareholder of the Corporation may be evidenced by certificates for shares of stock in such form as the Board of Directors may from time to time authorize; provided, however, the Board of Directors may, in its discretion, authorize the issuance of non-certificated shares. No certificate shall be valid unless it is signed by the Chairman, Vice Chairman, President, or a Vice President and countersigned by the Secretary or an Assistant Secretary, or the Treasurer or an Assistant Treasurer of the Corporation and sealed with the seal of the Corporation, or bears the facsimile signatures of such officers and a facsimile of such seal. In case any officer who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation, or otherwise) before such certificate is issued, such certificate may be issued and delivered by the Corporation with the same effect as if he or she were such officer at the date of issue.

      In the event that the Board of Directors authorizes the issuance of non-certificated shares of stock, the Board of Directors may, in its discretion and at any time, discontinue the issuance of share certificates and may, by written notice to the registered owners of each certificated share, require the surrender of share certificates to the Corporation for cancellation. Such surrender and cancellation shall not affect the ownership of shares of the Corporation.

Section 2. Transfer of Shares. Subject to the provisions of the next sentence of this Section 2 of Article VI, Shares of the Corporation shall be transferable on the books of the Corporation by the holder of record thereof in person or by his or her duly authorized attorney or legal representative (i) upon surrender and cancellation of any certificate or certificates for the same number of shares of the same class, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agents may reasonably require, or (ii) as otherwise prescribed by the Board of Directors. The Board of Directors may, from time to time, adopt limitations and rules and regulations with reference to the transfer of the shares of stock of the Corporation to comply with the requirements of the Securities Act of 1933, as amended, or other applicable laws. The Corporation shall be entitled to treat the holder of record of any share of stock as the absolute owner thereof for all purposes, and accordingly shall not be bound to recognize any legal, equitable, or other claim or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by law or the statutes of the State of Maryland.

Section 3. Stock Ledgers. The stock ledgers of the Corporation, containing the names and addresses of the shareholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a transfer agent, at the offices of the transfer agent of the Corporation.

Section 4. Transfer Agents and Registrars. The Board of Directors may from time to time appoint or remove transfer agents and registrars of transfers for shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made, all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

Section 5. Fixing of Record Date. The Board of Directors may fix in advance a date as a record date for the determination of the shareholders entitled to notice of or to vote at any shareholders' meeting or any adjournment thereof, or to express consent to corporate action in writing without a meeting, or to receive payment of any dividend or other distribution or allotment of any rights, or to exercise any rights in respect of any change, conversion, or exchange of stock, or for the purpose of any other lawful action, provided that (1) such record date shall be within ninety days prior to the date on which the particular action requiring such determination will be taken, (2) the transfer books shall not be closed for a period longer than twenty days, and
(3) in the case of a meeting of shareholders, the record date shall be at least ten days before the date of the meeting.

Section 6. Lost, Stolen or Destroyed Certificates. Before issuing a new certificate for stock of the Corporation alleged to have been lost, stolen, or destroyed, the Board of Directors or any officer authorized by the Board may, in their discretion, require the owner of the lost, stolen, or destroyed certificate (or his or her legal representative) to give the Corporation a bond or other indemnity, in such form and in such amount as the Board or any such officer may direct and with such surety or sureties as may be satisfactory to the Board or any such officer, sufficient to indemnify the Corporation against any claim that may be made against it on account of the alleged loss, theft, or destruction of any such certificate or the issuance of such new certificate.

                                   ARTICLE VII

                           FISCAL YEAR AND ACCOUNTANT

Section 2. Accountant.

A. The Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountant to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The Accountant's certificates and reports shall be addressed both to the Board of Directors and to the shareholders. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any shareholders' meeting called for that purpose.

B. A majority of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation shall select the Accountant at any meeting held within thirty days before or after the beginning of the fiscal year of the Corporation or before the annual shareholders' meeting in that year. The selection shall be submitted for ratification or rejection at the next succeeding annual shareholders' meeting. If the selection is rejected at that meeting, the Accountant shall be selected by majority vote of the Corporation's outstanding voting securities, either at the meeting at which the rejection occurred, or at a subsequent meeting of shareholders called for the purpose of selecting an Accountant.

                                  ARTICLE VIII

                              CUSTODY OF SECURITIES

Section 2. Termination of Custodian Agreement. Upon termination of the agreement for services with the Custodian or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of

Directors shall call as promptly as possible a special meeting of the shareholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by resolution of the Board of Directors, or by vote of the holders of a majority of the outstanding shares of stock of the Corporation, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.

                                   ARTICLE IX

                          INDEMNIFICATION AND INSURANCE

Section 1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify its present and past Directors, officers, employees, and agents (including any "investment adviser" or "principal underwriter," as those terms are defined in the 1940 Act), and any persons who are serving or have served at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or enterprise, to the full extent provided and allowed by Section 2-418 of the Code concerning corporations, as amended from time to time or any other applicable provisions of law. Notwithstanding anything herein to the contrary, no director, officer, investment adviser, or principal underwriter of the Corporation shall be indemnified in violation of Sections 17(h) and (i) of the 1940 Act. Expenses incurred by any such person in defending any proceeding to which he or she is a party by reason of service in the above-referenced capacities shall be paid in advance or reimbursed by the Corporation to the full extent permitted by law, including Sections 17(h) and (i) of the 1940 Act.

Section 2. Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against that person and incurred by that person in or arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability. Notwithstanding the foregoing, any insurance so purchased will not protect or purport to protect any officer or director against liabilities for willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Section 3. Amendment. No amendment, alteration, or repeal of this Article or the adoption, alteration, or amendment of any other provision of the Articles of Incorporation or Bylaws inconsistent with this Article shall adversely affect any right or protection of any person under this Article with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal, or adoption.

                                    ARTICLE X

                                   AMENDMENTS

Section 1. General. Except as provided in Section 2 of this Article X, all Bylaws of the Corporation, whether adopted by the Board of Directors or the shareholders, shall be subject to amendment, alteration, or repeal, and new Bylaws may be made by the affirmative vote of a majority of either: (1) the holders of record of the outstanding shares of stock of the Corporation entitled to vote, at any annual or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal, or new Bylaw; or (2) the Directors, at any regular or special meeting the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal, or new Bylaw.

Section 2. By Shareholders Only. No amendment of any section of these Bylaws shall be made except by the shareholders of the Corporation if the Bylaws provide that such section may not be amended, altered, or repealed except by the shareholders. From and after the issue of any shares of the capital stock of the Corporation, no amendment, alteration, or repeal of this Article X shall be made except by the affirmative vote of the holders of either: (a) more than two-thirds of the Corporation's outstanding shares present at a meeting at which the holders of more than fifty percent of the outstanding shares are present in person or by proxy, or (b) more than fifty percent of the Corporation's outstanding shares.

         (e) None.

         (f) None.

         (g) None.

         (h) Not Applicable.

         (i) None.

         (j) Custodian Agreement between Summit Funds Management Corporation and Bank of New York dated as of June 27, 2000 is filed herewith.

         (k) Fund Accounting Agreement between Summit Funds Management Corporation and Summit Service Corp dated as of June 27, 2000 is filed herewith.

         (l) Not Applicable.

         (m) Not Applicable.

         (n) Not Applicable.

         (o) Not Applicable.

         (p) Purchase Agreement between Summit Funds Management Corporation and Dennis Williams dated as of July 1, 2000 is filed herewith.

         (q) None.

         (r) Code of Ethics of Summit Funds Management Corporation is filed herewith.

         ITEM 25. MARKETING ARRANGEMENTS

         None.

         ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         None.

         ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Fund does not control any person.

         ITEM 28. NUMBER OF HOLDERS OF SECURITIES OF THE FUND

         Title of Class                     Number of Record Holders
         --------------                     ------------------------
         Common Stock                       1

         ITEM 29. INDEMNIFICATION

         The corporation law of the State of Maryland, under which the Fund is incorporated, permits the articles of incorporation of a Maryland corporation to include a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages, subject to specified restrictions. The law does not, however, allow the liability of directors and officers to the corporation or its stockholders to be limited to the extent that
(1) it is proved that the person actually received an improper benefit or profit or (2) a judgment or other final adjudication is entered in a proceeding based on a finding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the process. The Articles of Incorporation of the Fund contain a provision limiting the liability of the directors and officers of the Fund and its Shareholders to the fullest extent permitted from time to time by the laws of Maryland (but not in violation of the 1940 Act). The Maryland corporation law also permits a corporation to indemnify its directors, officers and agents, among others, against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that the act or omissions of the party seeking to be indemnified was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty, or the party actually received an improper personal benefit, or, in the case of any criminal proceeding, the party had reasonable cause to believe that the act or omission was unlawful.

         The Fund's Articles of Incorporation and Bylaws require the Fund to indemnify its directors, officers and agents (including the Manager) to the fullest extent permitted from time to time by the laws of Maryland, subject to the limitations on indemnification under the 1940 Act. The Fund's Bylaws provide that the Fund may purchase and maintain insurance on behalf of any person who is or was a director, officer, or agent of the Fund against any liability asserted against that person and incurred by that person in or arising out of his or her position, whether or not the Fund would have the power to indemnify him or her against such liability; provided that no such insurance purchased will protect or purport to protect any officer or director against liabilities for willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

         ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See Item 9 - Management.

         ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

                  (1) Summit Service Corp, 55 Challenger Road, Ridgefield Park, New Jersey 07660 (records relating to management of the Fund and to Summit Bank's function as transfer agent)

                  (2) Bank of New York, 1 Wall Street, New York, New York 10281 (records relating to Bank of New York's function as custodian)

                  (3) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Articles of Incorporation, Bylaws and Minute Books)

         ITEM 32. MANAGEMENT SERVICES

         None.

         ITEM 33. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Nyack, New York on the 26th day of September, 2000.

                                 Summit Funds Management Corporation



                                 By:  /s/ Barry Duerk
                                     -------------------------------------------
                                       Barry Duerk
                                       President and Director

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Capacity                                    Date
---------                           --------                                    ----

/s/ Barry Duerk                     President and Director                      September 26, 2000
---------------------------
Barry Duerk

/s/Joe Coulter                      Treasurer                                   September 26, 2000
---------------------------
Joe Coulter

/s/Arthur Berman                    Director                                    September 26, 2000
---------------------------
Arthur Berman

/s/James B. Grecco                  Director                                    September 26, 2000
---------------------------
James B. Grecco

/s/Ray Konrad                       Director                                    September 26, 2000
---------------------------
Ray Konrad

/s/Richard Mansfield                Director                                    September 26, 2000
---------------------------
Richard Mansfield

                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION
-----------                -----------

(2)(a) Articles of Incorporation of Summit Funds Management Corporation dated as of June 26, 2000.

(2)(b)      Bylaws of Summit Funds Management Corporation dated as of June 26,
            2000

(2)(j)      Custodian Agreement between Summit Funds Management Corporation and
            The Bank of New York dated as of June 27, 2000.

(2)(k)      Fund Accounting Agreement between Summit Funds Management
            Corporation and Summit Service Corp as of June 27, 2000.

(2)(p)      Purchase Agreement between Summit Funds Management Corporation and
            Dennis A. Williams dated as of July 1, 2000.

(2)(r)      Code of Ethics of Summit Funds Management Corporation dated as of
            June 27, 2000.